QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.9%
China Unicom Hong Kong Ltd.	910,000	$492,581	(a)
Deutsche Telekom AG, Registered Shares	96,108	1,607,637	(a)
Hellenic Telecommunications Organization SA	45,000	612,951	(a)
Nippon Telegraph & Telephone Corp.	50,000	1,164,010	(a)
Telefonica SA	87,904	420,664	(a)

Total Diversified Telecommunication Services		4,297,843

Entertainment - 1.0%
NetEase Inc., ADR	2,000	858,760
Nintendo Co. Ltd.	3,000	1,334,895	(a)

Total Entertainment		2,193,655

Interactive Media & Services - 0.7%
Auto Trader Group PLC	128,926	840,031	(a)
Rightmove PLC	130,920	884,776	(a)

Total Interactive Media & Services		1,724,807

Media - 0.1%
Eutelsat Communications SA	21,090	194,326	(a)

Wireless Telecommunication Services - 2.0%
KDDI Corp.	63,201	1,894,946	(a)
NTT DOCOMO Inc.	27,959	745,847	(a)
Softbank Corp.	77,800	990,264	(a)
SoftBank Group Corp.	5,136	258,792	(a)
Vodafone Group PLC	500,000	797,280	(a)

Total Wireless Telecommunication Services		4,687,129

TOTAL COMMUNICATION SERVICES		13,097,760

CONSUMER DISCRETIONARY - 10.7%
Auto Components - 1.4%
Cie Generale des Etablissements Michelin SCA	9,906	1,026,224	(a)
Magna International Inc.	17,315	771,114
NGK Spark Plug Co. Ltd.	31,900	457,035	(a)
Stanley Electric Co. Ltd.	41,663	1,003,311	(a)

Total Auto Components		3,257,684

Automobiles - 2.1%
Honda Motor Co. Ltd.	62,037	1,586,023	(a)
Nissan Motor Co. Ltd.	119,022	440,850	(a)
Peugeot SA	47,612	772,866	*(a)
Toyota Motor Corp.	30,589	1,918,898	(a)

Total Automobiles		4,718,637

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	1

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Distributors - 0.2%
Inchcape PLC	91,954	$557,797	(a)

Hotels, Restaurants & Leisure - 1.1%
Aristocrat Leisure Ltd.	43,366	766,933	(a)
Melco Resorts & Entertainment Ltd., ADR	31,646	491,146
Restaurant Brands International Inc.	10,000	544,269
Yum China Holdings Inc.	15,000	721,050

Total Hotels, Restaurants & Leisure		2,523,398

Household Durables - 1.6%
Berkeley Group Holdings PLC	15,237	785,252	(a)
Sekisui Chemical Co. Ltd.	50,000	715,165	(a)
Sekisui House Ltd.	47,845	910,863	(a)
Sony Corp.	12,842	879,437	(a)
Vistry Group PLC	38,000	334,177	(a)

Total Household Durables		3,624,894

Internet & Direct Marketing Retail - 1.1%
HelloFresh SE	18,962	1,006,678	*(a)
Vipshop Holdings Ltd., ADR	79,582	1,584,478	*

Total Internet & Direct Marketing Retail		2,591,156

Leisure Products - 0.4%
Bandai Namco Holdings	10,400	546,584	(a)
Sankyo Co. Ltd.	20,000	483,283	(a)

Total Leisure Products		1,029,867

Multiline Retail - 1.0%
B&M European Value Retail SA	125,000	615,026	(a)
Marui Group Co. Ltd.	35,200	635,676	(a)
Next PLC	15,597	944,459	(a)

Total Multiline Retail		2,195,161

Specialty Retail - 0.9%
Hennes & Mauritz AB, Class B Shares	46,882	677,899	(a)
Industria de Diseno Textil SA	40,000	1,057,571	(a)
Mr Price Group Ltd.	40,617	334,525	(a)

Total Specialty Retail		2,069,995

Textiles, Apparel & Luxury Goods - 0.9%
LVMH Moet Hennessy Louis Vuitton SE	2,518	1,102,881	(a)
Pandora A/S	16,409	890,791	(a)

Total Textiles, Apparel & Luxury Goods		1,993,672

TOTAL CONSUMER DISCRETIONARY		24,562,261

See Notes to Schedule of Investments.

2	QS International Equity Fund 2020 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 12.0%
Beverages - 1.3%
Asahi Group Holdings Ltd.	24,418	$855,442	(a)
Diageo PLC	40,000	1,327,757	(a)
Suntory Beverage & Food Ltd.	18,000	701,897	(a)

Total Beverages		2,885,096

Food & Staples Retailing - 2.2%
Alimentation Couche-Tard Inc., Class B Shares	20,000	627,136
Empire Co. Ltd., Class A Shares	39,100	936,315
Koninklijke Ahold Delhaize NV	61,847	1,684,175	(a)
Seven & i Holdings Co. Ltd.	32,800	1,070,393	(a)
Sundrug Co. Ltd.	23,900	789,676	(a)

Total Food & Staples Retailing		5,107,695

Food Products - 4.0%
a2 Milk Co. Ltd.	78,478	1,027,694	*(a)
Nestle SA, Registered Shares	62,118	6,862,498	(a)
Tate & Lyle PLC	98,415	813,299	(a)
WH Group Ltd.	730,000	626,476	(a)

Total Food Products		9,329,967

Household Products - 0.5%
Essity AB, Class B Shares	32,818	1,059,505	*(a)

Personal Products - 2.3%
L’Oreal SA	7,000	2,244,131	*(a)
Unilever NV, CVA	57,431	3,045,874	(a)

Total Personal Products		5,290,005

Tobacco - 1.7%
British American Tobacco PLC	58,603	2,251,611	(a)
KT&G Corp.	7,000	457,434	(a)
Swedish Match AB	18,873	1,325,164	(a)

Total Tobacco		4,034,209

TOTAL CONSUMER STAPLES		27,706,477

ENERGY - 3.0%
Energy Equipment & Services - 0.1%
Tenaris SA	48,572	313,120	(a)

Oil, Gas & Consumable Fuels - 2.9%
BP PLC	116,397	442,357	(a)
Imperial Oil Ltd.	24,300	390,919
Origin Energy Ltd.	124,915	506,017	(a)
Repsol SA	97,826	853,769	(a)
Royal Dutch Shell PLC, Class A Shares	147,364	2,379,125	(a)
Royal Dutch Shell PLC, Class B Shares	39,759	601,638	(a)

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	3

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Santos Ltd.	173,742	$638,834	(a)
Total SA	22,819	869,167	(a)

Total Oil, Gas & Consumable Fuels		6,681,826

TOTAL ENERGY		6,994,946

FINANCIALS - 15.4%
Banks - 6.0%
Banco Bilbao Vizcaya Argentaria SA	303,469	1,042,378	(a)
Bank Leumi Le-Israel BM	175,806	885,847	(a)
Bank of Nova Scotia	13,000	537,964
Bankinter SA	86,566	412,127	(a)
Barclays PLC	600,000	848,862	(a)
BNP Paribas SA	38,531	1,527,488	*(a)
BOC Hong Kong Holdings Ltd.	205,000	650,888	(a)
Danske Bank A/S	36,781	489,223	*(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	121,100	419,025
Hang Seng Bank Ltd.	50,000	844,214	(a)
HSBC Holdings PLC	235,258	1,101,164	(a)
ING Groep NV	150,644	1,046,499	(a)
Lloyds Banking Group PLC	2,252,944	869,113	(a)
Mizuho Financial Group Inc.	840,400	1,030,564	(a)
Resona Holdings Inc.	163,000	556,205	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	101,453	877,440	*(a)
Swedbank AB, Class A Shares	60,000	767,915	*(a)

Total Banks		13,906,916

Capital Markets - 1.5%
Deutsche Boerse AG	8,000	1,445,992	(a)
Intermediate Capital Group PLC	35,260	562,229	(a)
Quilter PLC	380,916	656,175	(a)
UBS Group AG, Registered Shares	70,000	804,198	(a)

Total Capital Markets		3,468,594

Diversified Financial Services - 0.1%
M&G PLC	50,000	103,644	(a)

Insurance - 7.8%
Aegon NV	161,020	478,928	(a)
Ageas	21,614	764,441	(a)
AIA Group Ltd.	144,000	1,340,218	(a)
Allianz SE, Registered Shares	13,297	2,712,239	(a)
ASR Nederland NV	18,579	569,648	(a)
Aviva PLC	175,942	595,411	(a)
AXA SA	79,512	1,659,345	(a)

See Notes to Schedule of Investments.

4	QS International Equity Fund 2020 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Insurance - (continued)
Baloise Holding AG, Registered Shares	4,337	$649,512	(a)
Direct Line Insurance Group PLC	222,284	745,413	(a)
Great-West Lifeco Inc.	38,900	681,953
Japan Post Holdings Co. Ltd.	109,900	781,496	(a)
Japan Post Insurance Co. Ltd.	42,000	550,646	(a)
Legal & General Group PLC	331,399	904,978	(a)
Manulife Financial Corp.	53,300	725,141
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	7,187	1,865,208	(a)
Prudential PLC	90,000	1,355,370	(a)
Sompo Holdings Inc.	23,400	804,719	(a)
T&D Holdings Inc.	80,000	683,920	(a)

Total Insurance		17,868,586

TOTAL FINANCIALS		35,347,740

HEALTH CARE - 14.3%
Biotechnology - 0.4%
CSL Ltd.	2,052	406,815	(a)
MorphoSys AG	4,500	568,419	*(a)

Total Biotechnology		975,234

Health Care Equipment & Supplies - 1.3%
GN Store Nord A/S	14,000	745,447	(a)
Koninklijke Philips NV	29,301	1,364,449	*(a)
Smith & Nephew PLC	41,000	763,819	(a)

Total Health Care Equipment & Supplies		2,873,715

Life Sciences Tools & Services - 0.6%
ICON PLC	7,915	1,333,361	*

Pharmaceuticals - 12.0%
Astellas Pharma Inc.	48,427	806,146	(a)
AstraZeneca PLC	25,000	2,606,166	(a)
Bausch Health Cos Inc.	21,900	400,704	*
Chugai Pharmaceutical Co. Ltd.	35,100	1,876,343	(a)
GlaxoSmithKline PLC	55,131	1,117,061	(a)
Hikma Pharmaceuticals PLC	29,314	805,726	(a)
Hisamitsu Pharmaceutical Co. Inc.	9,300	501,152	(a)
Novartis AG, Registered Shares	45,000	3,910,080	(a)
Novo Nordisk A/S, Class B Shares	54,000	3,494,404	(a)
Ono Pharmaceutical Co. Ltd.	30,800	895,891	(a)
Roche Holding AG	17,000	5,885,936	(a)
Sanofi	28,129	2,861,818	(a)

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	5

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Santen Pharmaceutical Co. Ltd.	57,500	$1,056,991	(a)
Shionogi & Co. Ltd.	22,751	1,424,200	(a)

Total Pharmaceuticals		27,642,618

TOTAL HEALTH CARE		32,824,928

INDUSTRIALS - 14.0%
Aerospace & Defense - 0.5%
Safran SA	10,548	1,055,140	*(a)

Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	50,000	1,080,763	(a)

Building Products - 0.3%
LIXIL Group Corp.	56,600	790,993	(a)

Commercial Services & Supplies - 0.2%
Ritchie Bros Auctioneers Inc.	14,000	569,962

Construction & Engineering - 2.2%
China Railway Group Ltd., Class H Shares	1,377,000	711,162	(a)
COMSYS Holdings Corp.	25,600	756,289	(a)
Eiffage SA	11,432	1,043,818	*(a)
Obayashi Corp.	171,172	1,600,716	(a)
Taisei Corp.	23,000	836,398	(a)

Total Construction & Engineering		4,948,383

Electrical Equipment - 0.2%
Signify NV	22,176	571,922	*(a)

Industrial Conglomerates - 0.9%
CK Hutchison Holdings Ltd.	150,000	961,579	(a)
Siemens AG, Registered Shares	8,852	1,039,825	(a)

Total Industrial Conglomerates		2,001,404

Machinery - 2.0%
Aalberts NV	21,081	690,103	(a)
Amada Holdings Co. Ltd.	70,300	574,602	(a)
Atlas Copco AB, Class A Shares	35,161	1,486,821	(a)
GEA Group AG	23,000	725,864	(a)
IMI PLC	45,000	513,751	(a)
Trelleborg AB, Class B Shares	49,125	713,897	*(a)

Total Machinery		4,705,038

Marine - 0.4%
A.P. Moller-Maersk A/S, Class B Shares	874	1,017,435	(a)

Professional Services - 1.8%
Adecco Group AG, Registered Shares	13,639	639,038	(a)
Bureau Veritas SA	30,474	642,063	*(a)

See Notes to Schedule of Investments.

6	QS International Equity Fund 2020 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Professional Services - (continued)
Randstad NV	17,581	$782,201	(a)
Wolters Kluwer NV	26,518	2,068,678	(a)

Total Professional Services		4,131,980

Road & Rail - 0.7%
Aurizon Holdings Ltd.	272,765	928,691	(a)
Nippon Express Co. Ltd.	14,000	724,635	(a)

Total Road & Rail		1,653,326

Trading Companies & Distributors - 3.9%
AerCap Holdings NV	13,127	404,312	*
Ashtead Group PLC	23,000	773,174	(a)
Brenntag AG	15,000	787,455	(a)
ITOCHU Corp.	79,039	1,702,115	(a)
Marubeni Corp.	162,098	733,228	(a)
Mitsubishi Corp.	82,245	1,731,505	(a)
Mitsui & Co. Ltd.	81,099	1,199,210	(a)
Sumitomo Corp.	80,699	924,138	(a)
Toyota Tsusho Corp.	25,700	650,853	(a)

Total Trading Companies & Distributors		8,905,990

Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	43,100	845,288	(a)

TOTAL INDUSTRIALS		32,277,624

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson, Class B Shares	161,563	1,491,944	(a)

Electronic Equipment, Instruments & Components - 0.1%
Nippon Electric Glass Co. Ltd.	19,146	299,357	(a)

IT Services - 1.2%
Atos SE	8,950	761,770	*(a)
Capgemini SE	11,718	1,340,428	(a)
TIS Inc.	35,100	746,540	(a)

Total IT Services		2,848,738

Semiconductors & Semiconductor Equipment - 3.4%
ASML Holding NV	11,166	4,093,214	(a)
Dialog Semiconductor PLC	15,523	707,499	*(a)
NXP Semiconductors NV	11,000	1,254,440
Tokyo Electron Ltd.	3,000	736,237	(a)
United Microelectronics Corp.	1,763,000	948,448	(a)

Total Semiconductors & Semiconductor Equipment		7,739,838

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	7

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Software - 2.3%
Atlassian Corp. PLC, Class A Shares	5,600	$1,009,512	*
Check Point Software Technologies Ltd.	12,325	1,324,075	*
Open Text Corp.	12,900	547,794
SAP SE	9,417	1,310,804	(a)
SimCorp A/S	11,038	1,189,205	(a)

Total Software		5,381,390

Technology Hardware, Storage & Peripherals - 1.4%
Brother Industries Ltd.	46,100	830,696	(a)
Lite-On Technology Corp.	497,000	783,438	(a)
Logitech International SA, Registered Shares	23,658	1,542,601	(a)

Total Technology Hardware, Storage & Peripherals		3,156,735

TOTAL INFORMATION TECHNOLOGY		20,918,002

MATERIALS - 7.5%
Chemicals - 2.6%
Akzo Nobel NV	11,000	984,111	(a)
China BlueChemical Ltd., Class H Shares	2,824,000	421,990	(a)
Covestro AG	11,000	417,464	*(a)
Daicel Corp.	76,546	591,464	(a)
LANXESS AG	12,000	630,782	(a)
Mitsubishi Gas Chemical Co. Inc.	50,000	756,362	(a)
Nitto Denko Corp.	12,100	684,684	(a)
Toray Industries Inc.	162,000	763,038	(a)
Yara International ASA	20,000	694,869	(a)

Total Chemicals		5,944,764

Construction Materials - 1.4%
Anhui Conch Cement Co. Ltd., Class H Shares	111,500	749,950	(a)
HeidelbergCement AG	12,000	639,378	(a)
LafargeHolcim Ltd., Registered Shares	24,452	1,069,482	(a)
Taiheiyo Cement Corp.	31,300	723,810	(a)

Total Construction Materials		3,182,620

Metals & Mining - 3.2%
BHP Group PLC	44,247	908,376	(a)
BlueScope Steel Ltd.	67,320	546,002	(a)
Evolution Mining Ltd.	268,305	1,072,631	(a)
Evraz PLC	140,000	499,132	(a)
Glencore PLC	351,614	744,244	(a)
Jindal Steel & Power Ltd.	356,061	763,152	*(a)
Rio Tinto PLC	52,804	2,971,277	(a)

Total Metals & Mining		7,504,814

See Notes to Schedule of Investments.

8	QS International Equity Fund 2020 Quarterly Report

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY		SHARES	VALUE
Paper & Forest Products - 0.3%
Oji Holdings Corp.		160,867	$747,315	(a)

TOTAL MATERIALS			17,379,513

REAL ESTATE - 3.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Canadian Apartment Properties REIT		16,000	572,657
Klepierre SA		22,990	457,430	(a)
Merlin Properties Socimi SA		48,000	397,583	(a)

Total Equity Real Estate Investment Trusts (REITs)			1,427,670

Real Estate Management & Development - 3.1%
CapitaLand Ltd.		446,500	937,802	*(a)
China Overseas Land & Investment Ltd.		282,000	851,599	(a)
Daito Trust Construction Co. Ltd.		7,600	698,289	(a)
PSP Swiss Property AG, Registered Shares		8,927	1,004,394	(a)
Sino Land Co. Ltd.		470,000	591,782	(a)
Swire Pacific Ltd., Class A Shares		93,500	494,565	(a)
TAG Immobilien AG		36,205	862,490	(a)
Vonovia SE		27,951	1,712,190	(a)

Total Real Estate Management & Development			7,153,111

TOTAL REAL ESTATE			8,580,781

UTILITIES - 3.0%
Electric Utilities - 2.1%
Chubu Electric Power Co. Inc.		67,472	848,682	(a)
Endesa SA		57,235	1,408,687	(a)
Enel SpA		220,000	1,895,338	(a)
Tohoku Electric Power Co. Inc.		58,500	556,337	(a)

Total Electric Utilities			4,709,044

Gas Utilities - 0.3%
Snam SpA		150,000	729,578	(a)

Independent Power and Renewable Electricity Producers - 0.4%
Uniper SE		27,000	871,362	(a)

Multi-Utilities - 0.2%
Canadian Utilities Ltd., Class A Shares		22,000	547,731

TOTAL UTILITIES			6,857,715

TOTAL COMMON STOCKS (Cost - $237,159,186)			226,547,747

RATE
PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE	2.210%	14,065	806,067	*(a)

See Notes to Schedule of Investments.

QS International Equity Fund 2020 Quarterly Report	9

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	SHARES	VALUE
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Sartorius AG	0.360%	2,790	$916,589	(a)

TOTAL PREFERRED STOCKS (Cost - $1,794,223)			1,722,656

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $238,953,409)			228,270,403

SHORT-TERM INVESTMENTS - 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $867,181)	0.080%	867,181	867,181

TOTAL INVESTMENTS - 99.5% (Cost - $239,820,590)			229,137,584
Other Assets in Excess of Liabilities - 0.5%			1,157,089

TOTAL NET ASSETS - 100.0%			$230,294,673

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	QS International Equity Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

11

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$858,760	$12,239,000	—	$13,097,760
Consumer Discretionary	4,112,057	20,450,204	—	24,562,261
Consumer Staples	1,563,451	26,143,026	—	27,706,477
Energy	390,919	6,604,027	—	6,994,946
Financials	2,364,083	32,983,657	—	35,347,740
Health Care	1,734,065	31,090,863	—	32,824,928
Industrials	974,274	31,303,350	—	32,277,624
Information Technology	4,135,821	16,782,181	—	20,918,002
Materials	—	17,379,513	—	17,379,513
Real Estate	572,657	8,008,124	—	8,580,781
Utilities	547,731	6,309,984	—	6,857,715
Preferred Stocks	—	1,722,656	—	1,722,656

Total Long-Term Investments	17,253,818	211,016,585	—	228,270,403

Short-Term Investments†	867,181	—	—	867,181

Total Investments	$18,120,999	$211,016,585	—	$229,137,584

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

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